Note 10 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Accounts receivable	$ 3,858	$ 3,774
Prepaid expenses and other (note 10a)	22,130	16,391
Property and equipment (note 7)	6,536	6,868
Right-of-use assets (note 10b)	3,427	4,122
Deferred income tax asset (note 16)	4,058	2,128
Interest rate swap (note 18)	1,517	0
Investment (note 10c)	953	953
Goodwill (note 8)	5,754	5,754
Intangible assets (note 9)	2,791	3,185
Other assets	$ 51,024	$ 43,175